Prepaid expenses and other assets	9 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Assets
Prepaid expenses and other assets

6. Prepaid expenses and other assets

The Company had the following prepaid expenses at the end of each reporting period:

	September 30,	December 31,
	2024	2023
	$	$
Prepaid insurance	1,945	81
Prepaid research and development	569	97
Other	388	112
	2,902	290

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)